Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets [Abstract]
Goodwill and Intangible Assets

Note 8 — Goodwill and Intangible Assets

The changes in the carrying value of goodwill were as follows:

in thousands	Total
Balance as of December 31, 2025	$—
Acquisitions	63,245
Foreign currency translation	(3,184)
Balance as of March 31, 2026	$60,061

There was no accumulated goodwill impairment as of March 31, 2026.

Identifiable intangible assets as of March 31, 2026 and consisted of the following:

in thousands	Weighted Average Amortization Period	March 31, 2026
Cost:
Developed technology	15 years	$5,679
Customer relationships	13 years	753
Total intangible assets		6,432
Accumulated amortization:
Developed technology		(67)
Customer relationships		(15)
Total accumulated amortization		(82)
Total intangible assets, net		$6,350

Total amortization for the three months ended March 31, 2026, was $0.1 million. The estimated future amortization expense for the remainder of the current fiscal year is $0.4 million. Over the next five years, the Company expects to recognize annual amortization of $0.5 million in each year, respectively.

There were no identifiable intangible assets as of December 31, 2025, prior to the Business Combination.